Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]	Issued Capital [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2024		$ 7,259,379		$ 3,798,108	$ 23,361	$ 8,859	$ (95,723)	[1]	$ (63,503)	$ 3,524,774
Balance, shares at beginning of period at Dec. 31, 2024			453,677,000
Total comprehensive income
Total comprehensive income		277,794					23,810	[1]	23,810	253,984
SBC expense	[1]	1,425			579	846			1,425
Options exercised	[1]	2,424		2,965	(541)				(541)
Options exercised, shares	[1]		62,000
RSUs released	[1]			3,095		(3,095)			(3,095)
RSUs released, shares	[1]		69,000
Dividends (Note 17.2)		(74,880)		0						(74,880)
Balance end of period at Mar. 31, 2025		7,466,142		3,804,168	23,399	6,610	(71,913)	[1]	(41,904)	3,703,878
Balance, shares at end of period at Mar. 31, 2025			453,808,000
Balance at beginning of period at Dec. 31, 2024		7,259,379		3,798,108	23,361	8,859	(95,723)	[1]	(63,503)	3,524,774
Balance, shares at beginning of period at Dec. 31, 2024			453,677,000
Total comprehensive income
Total comprehensive income		606,640
Balance end of period at Jun. 30, 2025		7,725,706		3,810,111	23,633	6,051	(35,338)	[1]	(5,654)	3,921,249
Balance, shares at end of period at Jun. 30, 2025			453,954,000
Balance at beginning of period at Mar. 31, 2025		7,466,142		3,804,168	23,399	6,610	(71,913)	[1]	(41,904)	3,703,878
Balance, shares at beginning of period at Mar. 31, 2025			453,808,000
Total comprehensive income
Total comprehensive income		328,845					36,575	[1]	36,575	292,270
SBC expense	[1]	1,809			711	1,098			1,809
Options exercised	[1]	1,967		2,444	(477)				(477)
Options exercised, shares	[1]		50,000
RSUs released	[1]			1,657		(1,657)			(1,657)
RSUs released, shares	[1]		73,000
Dividends (Note 17.2)		(73,057)		1,842						(74,899)
Dividends (Note 17.2), shares			23,000
Balance end of period at Jun. 30, 2025		7,725,706		3,810,111	23,633	6,051	(35,338)	[1]	(5,654)	3,921,249
Balance, shares at end of period at Jun. 30, 2025			453,954,000
Total comprehensive income
Total comprehensive income		1,105,405					179,939	[1]	179,939	925,466
Income tax recovery (expense)		1,788								1,788
SBC expense	[1]	3,241			1,363	1,878			3,241
Options exercised	[1]	2,798		3,413	(615)				(615)
Options exercised, shares	[1]		66,000
Dividends (Note 17.2)		(148,430)		1,386						(149,816)
Dividends (Note 17.2), shares			14,000
Balance end of period at Dec. 31, 2025		8,690,508		$ 3,814,910	24,381	7,929	144,601	[1]	176,911	4,698,687
Balance, shares at end of period at Dec. 31, 2025			454,034,000	454,033,830
Total comprehensive income
Total comprehensive income		636,940					54,896	[1]	54,896	582,044
Income tax recovery (expense)		1,993								1,993
SBC expense	[1]	1,647			700	947			1,647
Options exercised	[1]	739		$ 909	(170)				(170)
Options exercised, shares	[1]		17,000
RSUs released	[1]			2,360		(2,360)			(2,360)
RSUs released, shares	[1]		46,000
Dividends (Note 17.2)		(88,549)		0						(88,549)
Realized gain on disposal of LTIs	[1]						(131,144)		(131,144)	131,144
Balance end of period at Mar. 31, 2026		9,243,278		3,818,179	24,911	6,516	68,353	[1]	99,780	5,325,319
Balance, shares at end of period at Mar. 31, 2026			454,097,000
Balance at beginning of period at Dec. 31, 2025		8,690,508		$ 3,814,910	24,381	7,929	144,601	[1]	176,911	4,698,687
Balance, shares at beginning of period at Dec. 31, 2025			454,034,000	454,033,830
Total comprehensive income
Total comprehensive income		1,165,393
Realized gain on disposal of LTIs		151,519
Balance end of period at Jun. 30, 2026		9,690,445		$ 3,825,005	25,453	7,511	53,570	[1]	86,534	5,778,906
Balance, shares at end of period at Jun. 30, 2026			454,160,000	454,159,968
Balance at beginning of period at Mar. 31, 2026		9,243,278		$ 3,818,179	24,911	6,516	68,353	[1]	99,780	5,325,319
Balance, shares at beginning of period at Mar. 31, 2026			454,097,000
Total comprehensive income
Total comprehensive income		528,453					(14,783)	[1]	(14,783)	543,236
Income tax recovery (expense)		(1,093)								(1,093)
SBC expense	[1]	1,743			729	1,014			1,743
Options exercised	[1]	807		994	(187)				(187)
Options exercised, shares	[1]		17,000
RSUs released	[1]			19		(19)			(19)
RSUs released, shares	[1]		1,000
Dividends (Note 17.2)		(82,743)		5,813						(88,556)
Dividends (Note 17.2), shares			45,000
Balance end of period at Jun. 30, 2026		$ 9,690,445		$ 3,825,005	$ 25,453	$ 7,511	$ 53,570	[1]	$ 86,534	$ 5,778,906
Balance, shares at end of period at Jun. 30, 2026			454,160,000	454,159,968

[1]	Definitions as follows: “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments - Common Shares Held.